Maintenance rights and lease premium, net (Tables)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Schedule of Movements in Maintenance Rights Intangible
Movements in maintenance rights during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Maintenance rights at beginning of period	$2,540,286	$3,292,007
EOL and MR contract maintenance rights expense	(207,552)	(232,622)	(a)
MR contract maintenance rights write-off due to maintenance liability release	(17,747)	(260,245)	(a)
EOL contract maintenance rights write-off due to cash receipt	(102,940)	(191,478)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(112,534)	(67,376)
Maintenance rights at end of period	$2,099,513	$2,540,286

(a) EOL and MR contract maintenance rights expense and MR contract maintenance rights write-off due to maintenance liability release for the year ended December 31, 2022 included amounts related to the Ukraine Conflict. Refer to Note 25—Net charges related to Ukraine Conflict for further details.
Maintenance Rights Intangible and Lease Premium, Net
Finite-Lived Intangible Assets [Line Items]
Schedule of Maintenance Rights and Lease Premiums
Maintenance rights and lease premium, net consisted of the following as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Maintenance rights	$2,099,513	$2,540,286
Lease premium, net	630,449	824,167
	$2,729,962	$3,364,453

Lease premium
Finite-Lived Intangible Assets [Line Items]
Schedule of Maintenance Rights and Lease Premiums
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2023 and 2022:

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,002,293	$(371,844)	$630,449

	As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,044,915	$(220,748)	$824,167

Schedule of Estimated Future Amortization Expense
As of December 31, 2023, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2024	$163,110
2025	121,911
2026	105,150
2027	88,235
2028	73,650
Thereafter	78,393
$630,449